John Hancock Asset Allocation Portfolios

Supplement to the Class R Prospectus

dated March 1, 2006 as revised August 1, 2006

Asset Allocation Growth + Value Portfolio:

Asset Allocation Core Portfolio:

Effective March 1, 2007, the existing Class R Shares of John Hancock Funds will be redesignated as Class R1 Shares. Each reference to Class R Shares appearing in the prospectus will be deleted and replaced with Class R1 Shares.

AARPS6	March 5, 2007

John Hancock Allocation Core Portfolio dated 3/1/06 as revised 3/22/06	John Hancock Large Cap Select Fund dated 3/1/06
John Hancock Allocation Growth + Value Portfolio dated 3/1/06	John Hancock Sovereign Investors Fund dated 3/1/06
John Hancock Bond Fund dated 10/1/06	John Hancock Strategic Income Fund dated 10/1/06
John Hancock Classic Value Fund dated 3/1/06 as revised 5/24/06	John Hancock U.S. Global Leaders Growth Fund dated 3/1/06
John Hancock Classic Value Fund II dated 7/1/06

Supplement to the Statements of Additional Information

Effective March 1, 2007, the existing Class R Shares of John Hancock Funds have been redesignated as Class R1 Shares. Each reference to Class R Shares appearing in the Statement of Additional Information will be deleted and replaced with Class R1 Shares.

March 5, 2006